Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (98,501)	$ (111,518)	$ (62,552)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	34,620	44,653	54,313
Share-based compensation expenses	3,171
Impairment of property, plant and equipment	283	842	6,054
Impairment of inventory	4,510	4,450	20,328
Bad debt expense	259	235	94
Warrant expense		22,900
Government grant	(3,748)	(19,467)	(80,995)
Gain on disposal of property, plant and equipment	(287)	(13)	(11)
Loss (gain) on equity investment	519	(6)	(131)
Changes in operating assets and liabilities:
Inventory	3,973	490	(25,080)
Amounts due from related party	11,271	10,594	66,867
Other assets	(1,900)	52,007	(7,010)
Accrued post-employment and termination benefits	(9,249)	(8,106)	(7,843)
Other liabilities	4,605	20,992	23,622
Net cash (used in) provided by operating activities	(40,017)	22,383	(22,374)
Cash flows from investing activities:
Purchase of fixed assets	(5,340)	(11,838)	(951)
Proceed from disposition of fixed assets	1,514	74
Proceeds from disposal of land use rights	1,184
Issuance of Promissory Notes receivable	(1,180)	(1,380)
Purchase of intangible assets		(101)	(120)
Proceeds from Promissory Notes receivable	2,060
Net cash used in investing activities	(1,762)	(13,245)	(1,071)
Cash flows from financing activities:
Proceeds from short-term borrowings	920		1,258
Proceeds from short-term borrowings-related parties	4,840
Proceeds from exercise of warrants	1,100
Repayments of short-term borrowings	(2,329)		(1,258)
Repayments of short-term borrowings-related parties	(2,604)
Cash acquired in the reverse recapitalization	4,490
Payments for reverse recapitalization and ordinary shares issuance costs	(1,192)
Proceeds from Promissory Notes Payable		1,380
Repayments of long-term payable			(44,611)
Net cash provided (used in) by financing activities	5,225	1,380	(44,611)
Net change in cash, cash equivalents, and restricted cash	(36,554)	10,518	(68,056)
Effects of currency translation on cash, cash equivalents, and restricted cash	(1,360)	(3,635)	2,003
Cash, cash equivalents, and restricted cash, beginning of period	50,023	43,140	109,193
Cash, cash equivalents, and restricted cash, end of period	12,109	50,023	43,140
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	236		258
Non-cash investing and financing activities:
Warrant issued for services		22,900
Initial measurement of right-of-use asset		354
Initial measurement of right-of-use liabilities		1,829
Unpaid deferred offering cost related with reverse recapitalization	379
Deferred offering cost settled with ordinary shares	1,000
Deferred offering costs reclassified to additional paid-in capital	4,500
Repurchase of treasury stock	500
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accounts and notes receivable	(2,008)	(228)	528
Other current assets	8,927	6,927	(10,390)
Accounts and notes payable	(7,440)	(7,720)	(23,168)
Accrual and other current liabilities	1,427	472	(17,836)
Contract liabilities	170	(2,159)	497
Related Party [Member]
Changes in operating assets and liabilities:
Accounts and notes receivable	662	(506)	3,689
Other current assets	(127)	(1,180)	(1,616)
Accounts and notes payable	(5,697)	(4,014)	(16,744)
Accrual and other current liabilities	12,972	13,622	55,010
Contract liabilities	$ 1,571	$ (884)